                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 333-06935


                    SUPPLEMENT DATED DECEMBER 3, 2002 TO THE
                PROSPECTUS OF MORGAN STANLEY SPECIAL VALUE FUND
                            DATED SEPTEMBER 30, 2002


     The second paragraph of the section of the Prospectus titled "THE FUND -- Fund Management" is hereby replaced by the following:

     The Fund is managed by the Small/Mid-Cap Value team. Richard Glass, a current member of the team, is a Vice President of the Investment Manager.